Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Fair Value Of Contingent Consideration [Abstract]
At the beginning of the period	£ 630.7	£ 976.5	£ 976.5
Earnouts paid	(38.0)	(61.7)	(199.1)
New acquisitions	11.9	71.4	163.7
Revision of estimates taken to goodwill	(26.3)	(23.2)	(60.7)
Revaluation of payments due to vendors (note 7)	(29.7)	(69.4)	(208.6)
Exchange adjustments	(5.7)	(22.9)	(41.1)
At the end of the period	£ 542.9	£ 870.7	£ 630.7